Securities  and  Exchange  Commission
Judiciary  Plaza
450  Fifth  Street  NW
Washington  DC  20549


RE:          Amana  Mutual  Funds  Trust,  Sec.  #2-96924


September 25, 2000


Ladies  and  Gentlemen:

On behalf of the referenced Trust and pursuent to Rule 497 (j), we wish to certify that the form of the recently filed Prospectus and Statement of Additional Information for CIK #0000766285, Amana Mutual Funds Trust, would not have differed from the paper filing (Rule 497 (b) and (c) and that the text of the most recent registration statement or amendmend has been filed electronically.

If you have any questions or comments concerning this filing, kindly contact me at 1-360-734-9900.

Yours  truly,
/s/  Susan M. Parker
Susan M. Parker
Assistant Secretary
Amana  Mutual  Funds  Trust